Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Registrant Name	dei_EntityRegistrantName	2nd Vote Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001811168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 05, 2020
Prospectus Date	rr_ProspectusDate	Nov. 05, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
2ndVote Life Neutral Plus ETF | 2ndVote Life Neutral Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LYFE
2ndVote Society Defended ETF | 2ndVote Society Defended ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EGIS